STOCK-BASED COMPENSATION - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended		1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2014	Sep. 30, 2013	Oct. 02, 2014	Oct. 31, 2013	Jun. 18, 2013	Oct. 02, 2013	Sep. 30, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
common stock, shares, issued	76,076,487		72,076,487	60,145,237
Increase In Aggregate Number Of Shares							3,000,000
Percentage of outstanding number of shares							4.00%
Share-based compensation arrangement by share-based payment award, options, outstanding, weighted average remaining contractual term	5 years 5 months 8 days		5 years 5 months 16 days
Share-based compensation arrangements by share-based payment award, options, grants in period, weighted average exercise price	$ 0.17		$ 0.33
Share-based compensation arrangement by share-based payment award, fair value assumptions, expected volatility rate, minimum	77.00%		77.00%
Share-based compensation arrangement by share-based payment award, fair value assumptions, expected volatility rate, maximum	119.00%		134.00%
Share-based compensation arrangement by share-based payment award, fair value assumptions, risk free interest rate, minimum	0.25%		0.83%
Share-based compensation arrangement by share-based payment award, fair value assumptions, risk free interest rate, maximum	2.40%		2.52%
Share based compensation arrangement by share based payment award fair value assumptions expected forfeiture rate	0.00%		0.00%
Share-based compensation arrangement by share-based payment award, fair value assumptions, expected dividend rate	0.00%		0.00%
Share-based compensation arrangement by share-based payment award, number of shares available for grant	3,707,544		1,361,985
Allocated share-based compensation expense	$ 278,000	$ 132,000	$ 1,101,000	$ 288,000
Employee service share-based compensation, nonvested awards, compensation cost not yet recognized, period for recognition			2 years 11 days
Common Stock, Shares Authorized	300,000,000		300,000,000	300,000,000
Restricted Stock or Unit Expense			95,000	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	537,500		5,869,212
Research and Development Expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share-based compensation expense	121,000	86,000	629,000	38,000
General and Administrative Expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share-based compensation expense	157,000	46,000	472,000	250,000
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, fair value assumptions, expected term	10 years		10 years
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, fair value assumptions, expected term	9 months 18 days		2 years 4 months 24 days
Employees And Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	4,102,500
Consultants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, New Issues			3,565,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	5,304,212		2,465,000
Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, New Issues			5,304,212
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			3,404,212
Employees | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangements by share-based payment award, options, grants in period, weighted average exercise price	$ 0.22		$ 0.37
Employees | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangements by share-based payment award, options, grants in period, weighted average exercise price	$ 0.17		$ 0.17
2013 Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
common stock, shares, issued							7,825,388
Employee service share-based compensation, nonvested awards, compensation cost not yet recognized, total	$ 801,000		$ 965,000
Employee service share-based compensation, nonvested awards, compensation cost not yet recognized, period for recognition	1 year 9 months 25 days
Common Stock, Shares Authorized					13,114,256		10,231,197	10,231,197
Share-based compensation arrangement by share-based payment award, number of additional shares authorized					2,883,059	2,405,809
2013 Stock Incentive Plan | Consultants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period	4 years
2013 Stock Incentive Plan | Consultants | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, options, outstanding, weighted average remaining contractual term	10 years		10 years
Share-based compensation arrangement by share-based payment award, award vesting period			3 years
2013 Stock Incentive Plan | Consultants | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, options, outstanding, weighted average remaining contractual term	1 year		3 years
Share-based compensation arrangement by share-based payment award, award vesting period			1 year
2009 Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
common stock, shares, issued									707,460
2009 Stock Incentive Plan | Consultants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Additional Common Stock Shares Subject To Vesting Issued			116,973
2009 Stock Incentive Plan | Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock Shares Subject To Vesting Issued			579,026